Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of Detailed about Other Long term Liabilities

As at,	December 31, 2025	December 31, 2024

The carrying amount of the following other long term liabilities:
Accrued interest payable, Provincial MENDM Loan	$6.2	$7.3
Financing arrangements	21.6	12.6
LETL governmental loan benefit	38.6	-
Long-term disability plan obligation	1.1	1.1
Long-term portion of lease liability	1.4	2.2
Legal settlement	1.7	3.5

	$70.7	$26.7